Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepayments and Other Current Assets
Prepayments and Other Current Assets

9. Prepayments and Other Current Assets, net

	As of December 31,
	2019	2020
	RMB	RMB
Receivable from third-party payment platforms	249,549	452,927
Deposits	17,321	17,029
Prepaid expenses	35,669	12,796
Subsidy receivable	16,721	2,143
Staff advances	6,707	2,339
Receivable from travel agencies	42,231	7,898
Others*	64,042	51,672
Prepayments and Other Current Assets	432,240	546,804
Allowance for doubtful accounts	(1,133)	(53,877)
Prepayments and Other Current Assets, net	431,107	492,927

* Others primarily represent receivable from disposal of a subsidiary, receivable from distributors, deductible input VAT and interest receivable.

The movement of the allowance for doubtful accounts is as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Beginning balance prior to ASC 326	—	—	1,133
Impact of adoption to ASC 326	—	—	7,757
Beginning balance	—	—	8,890
Additions charged to bad debt expense	—	1,133	82,167
Write-offs	—	—	(37,180)	*
Balance at the end of the year	—	1,133	53,877

* Write-offs primarily represent long-aged travel-related receivables, which management believes that it is more likely than not that those receivables will not be collectible in the foreseeable future.